Loans and financing	12 Months Ended
Dec. 31, 2019
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Loans and financing
18.	Loans and financing
As of December 31, 2019, and 2018, loans and financing are as follows:

	Average annual interest rate %	Maturity	2019	2018
Obligations to FIDC AR quota holders (a)	106.0% - 106.8% of CDI Rate*	Jun/20, Nov/20, Dec/20, Jul/21	2,070,542	6,408
Obligations to FIDC TAPSO quota holders (b)	115.0% of CDI Rate*	Mar/20	20,352	10,238
Leases (c)	CDI Rate* + 2.1% per year		—	783
Leases (c)	111.0% of CDI Rate*	Jul/20	1,497	1,496
Leases (c)	105.7% - 107.1% of CDI Rate*	Jan/20 - Jun/29	35,778	—
Bank borrowings (d)	108.0% - 121.3% of CDI Rate*	Jan/20 - Mar/20	1,777,083	750
Loans with private entities	109.8% of CDI Rate*	Sep/21	738,456	758,027
Debentures (e)	109.0% of CDI Rate*	Jul/22	394,997	—

Current portion of debt			5,038,705	777,702
Obligations to FIDC AR quota holders (a)	106.0% - 106.8% of CDI Rate*	Jun/20, Nov/20, Dec/20, Jul/21	1,620,000	2,057,925
Leases (c)	111.0% of CDI Rate*	Jul/20	—	1,395
Leases (c)	105.7% - 107.1% of CDI Rate*	Jan/20 - Jun/29	87,483	—
Debentures (e)	109.0% of CDI Rate*	Jul/22	—	—

Non-current portion of debt			1,707,483	2,059,320

Total debt			6,746,188	2,837,022

*	“CDI Rate” means the Brazilian interbank deposit ( Certificado de Depósito Interbancário ) rate, which is an average of interbank overnight rates in Brazil.

(a)	Obligations to FIDC AR quota holders
The FIDC AR1 and FIDC AR2 were launched in June 2017 and November 2017, respectively, and issued senior quotas through a public offering to qualified institutional investors. The purpose of these FIDCs is to acquire receivables arising from credit card transactions and fund the Group’s operations. The Group holds 100% of the subordinated quotas in these entities. Residual returns from these FIDCs, if any, are paid to subordinated quotas.
In 2017 three series of senior quotas were issued, with a total amount of up to R$ 2,059,500 and will mature in 2020. The payment of interest is made every six months and, at the end of the third annual period, the senior quotas must be fully redeemed. The benchmark return rate is 106.8% of the CDI rate.
In June 2019, the fourth series of senior quotas was issued, with an amount of up to R$ 1,620,000, and will mature in 2021. They were issued for 24 months, with a grace period of 18 months to repay the principal amount. During the grace period, the payment of interest will be made every six months. After this period, the amortization of the principal and the payment of interest will be monthly. The benchmark return rate is 106.0% of the CDI rate.
(b)	Obligations to FIDC TAPSO quota holders
In August 2018, the Group raised a total of R$ 10,000, by issuing one-year
senior quotas of the FIDC TAPSO to a pool of institutional investors. The senior quotas had a benchmark return rate of 118.0% of the CDI rate per year and received interest payments every six months. In September 2019, these senior quotas were fully redeemed.
In October 2019, the Group raised a total of R$ 20,000, by issuing six-month
mezzanine quotas of the FIDC TAPSO to an institutional investor. The mezzanine quotas have a benchmark return rate of 115.0% of the CDI rate per year and, at the end of the six months, they must be fully redeemed.

(c)	Leases
The Group has lease contracts for various items of offices, vehicles and software in its operations (see Note 3.20). The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets.

(d)	Bank borrowings
In December 2018 the Group had outstanding bank borrowings with an average interest of UMBNDES Rate + 4.0% per year. They were fully redeemed in 2019. During 2019 the Group increased its options of financial funding by issuing CCBs (Bank Credit Notes), maturing in 2020. The principal and the interests will be paid at maturity.

(e)	Loans with private entities
On October 1, 2018, the Group entered into an agreement with SRC Companhia Securitizadora de Créditos Financeiros (“SRC”). The transaction was a revolving loan, at a discount rate equivalent to 103.0% of the CDI Rate, and had a maturity of 12 months. Accounts receivables from card issuers were used as collateral, in the equivalent amount of 106% of loan balance.

In October 2019 the Group renewed this loan contract for another two years, with a discount rate equivalent to 109.8% of the CDI Rate.

(f)	Debentures
On June 12, 2019 Stone approved the issuance of simple, secured and non-convertible
debentures, sole series, for public distribution, with restricted distribution efforts, as amended, in the total amount of up to R$ 400,000, received between June and July, maturing in 2022. The Debentures will be secured by Stone’s accounts receivable from card issuers and will bear interest at a rate of 109.0% of the CDI rate. The Debenture contains financial covenants which are under review.

(g)	Changes in loans and financing

	Balance at 12/31/2018	Additions	Payment	Interest	Balance at 12/31/2019
Obligations to FIDC AR quota holders (i)	2,064,333	1,620,000	(180,713)	186,922	3,690,542
Obligations to FIDC TAPSO quota holders	10,238	20,000	(10,734)	848	20,352
Leases (ii)	3,674	154,650	(38,023)	4,457	124,758
Bank borrowings (iii)	750	2,561,360	(798,323)	13,296	1,777,083
Debentures	—	397,478	(13,815)	11,334	394,997
Loans with private entities	758,027	—	(66,717)	47,146	738,456

	2,837,022	4,753,488	(1,108,325)	264,003	6,746,188

Current	777,702				5,038,705
Non current	2,059,320				1,707,483

	Balance at 12/31/2017	Addtions	Payment	Interest	Balance at 12/31/2018
Obligations to FIDC AR quota holders	2,065,026	—	(141,297)	140,604	2,064,333
Obligations to FIDC TAPSO quota holders	—	10,000	—	238	10,238
Leases	12,517	4,339	(14,296)	1,114	3,674
Bank borrowings	4,354	—	(3,815)	211	750
Loans with private entities	—	746,909	—	11,118	758,027

	2,081,897	761,248	(159,408)	153,285	2,837,022

Current	22,534				777,702
Non current	2,059,363				2,059,320

(i)	Includes third series of senior quotas for FIDC AR II issued in June 2019 for 24 months.
(ii)	Additions refer to IFRS 16 R$ 40,935 initial impact (see Note 3.20.1.1) and R$ 100,464 for the period of twelve months ended in December 31, 2019.
(iii)	The balance mainly refers to issuances of Cédula de Crédito Bancário (“CCB”), maturing in 2020.